Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0001005286
Registrant Name	LIFECORE BIOMEDICAL, INC. \DE\
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES